Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares $ / shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	20,323,171
Proposed Maximum Offering Price per Unit | $ / shares	14.54
Maximum Aggregate Offering Price	$ 295,498,906.3
Carry Forward Form Type	S-3
Carry Forward File Number	333-270328
Carry Forward Initial Effective Date	Mar. 07, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 110,358.6
Offering Note

(1)
This prospectus supplement relates to 20,323,171 unsold shares of voting common stock of Banc of California, Inc. and any additional shares of voting common stock of Banc of California, Inc. which become issuable with respect thereto by reason of any stock dividend, stock split, recapitalization or other similar transaction, that were previously covered by the registrant’s then-active registration statement on Form S-3, filed with the Securities and Exchange Commission on March 7, 2023 (File No. 333-270328) (the “Prior Registration Statement”), pursuant to a prospectus supplement thereunder filed on March 1, 2024 (the “Prior Prospectus Supplement”). The prospectus supplement filed hereby supersedes and replaces the Prior Prospectus Supplement.

(2)
Information provided represents the proposed maximum offering price per share, the proposed maximum aggregate offering price, and the amount of filing fee previously paid at the time of the filing of the Prior Prospectus Supplement. In accordance with Rule 415(a)(6) under the Securities Act of 1933, as amended, all of the securities registered pursuant to the prospectus supplement filed herewith were previously registered on the Prior Registration Statement. In connection with the prior registration of such unsold securities, Banc of California, Inc. paid filing fees of $110,358.60 with respect to voting common stock with an aggregate offering price of $110,358.60, which will continue to be applied to such unsold securities. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the current registration statement on Form S-3 filed with the Securities and Exchange Commission on March 2, 2026 (File No. 333-293930).